Goodwill (Details Narrative) - USD ($)		3 Months Ended
	Jun. 01, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 21, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Acquisition value of asset acquired, description		The guideline public company Market Approach produced a mean business enterprise value indication using estimated 2025 results of $69.24 million. The Income Approach was based upon the use of a discounted pro forma cash flow model and produced a business enterprise value indication of $56.54 million. A weighting of 20% to the weighted value indicated was applied under the Market Approach, a weighting of 10% to the prior transaction value and a weighting of 70% to the value indicated under the Income Approach. A lower weighting was applied to the Market Approach due to the fact of using forecasted earnings of the Company. Based upon the above weightings, an initial value of $57.26 million for Impact was calculated. Adding cash and cash equivalents of $33,000 to the initial business enterprise value produced a concluded business enterprise value of $57.29 million (rounded) for Impact.
Cash	$ 33,000	$ 1,000	$ 2,000	$ 46,000
Long term debt fair value	13,150,000
Equity fair value	44,140,000
Debt carrying amount	$ 4,900,000
Debt interest rate	12.50%				6.50%